Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Prepaid Expense And Other Assets Current [Abstract]
Summary of prepayments and other current assets

The following is a summary of prepayments and other current assets (in thousands):

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Prepaid rental and deposits	2,799	12,737	1,830
Prepayments to suppliers and other business related expenses	60,548	34,316	4,929
Receivables related to exercise of employee options	4,101	4,003	575
Costs to fulfill contracts with customers	157	1,686	242
Financial assets — contingent returnable consideration (Note 4)	18,211	98,473	14,145
Long-term receivable from an unrelated party due within one year	—	6,500	934
Others	3,147	5,153	739
Total	88,963	162,868	23,394